INVENTORIES (Details) - CLP ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVENTORIES
Work in progress	$ 676,609,000	$ 670,849,000
Other inventories	4,134,237,000	6,668,977,000
Total	131,363,000,000	144,709,348,000
Cost of inventory recognized as cost of sales	1,069,024,964,000	1,033,910,027,000	$ 1,106,706,146,000
Percentage raw materials composed of concentrate and sweeteners as well as caps and other supplies	80	80
Gross carrying amount
INVENTORIES
Raw materials	78,216,172,000	81,841,400,000
Finished goods	32,097,377,000	34,304,162,000
Spare parts and supplies	19,774,056,000	24,137,074,000
Obsolescence provision
INVENTORIES
Inventory	$ (3,535,451,000)	$ (2,913,114,000)